Document and Entity Information	Dec. 15, 2023
Details
Registrant CIK	0001885336
Registrant Name	SENSASURE TECHNOLOGIES INC.
SEC Form	8-K
Period End date	Dec. 15, 2023
Tax Identification Number (TIN)	87-2406468
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41209
Entity Address, Address Line One	4730 S. Fort Apache Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89147
City Area Code	347
Local Phone Number	325-4677
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false